Variable Interest Entities - Consolidated Balance Sheet (Details) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents		$ 1,271	$ 285
Short-term investments		3	0
Customers and agents, less allowances		915	919
Inventory, net		146	162
Other current assets		29	20
Licenses		2,629	2,471
Property, plant and equipment, net		2,466	2,207
Operating lease right-of-use assets		924	900
Other assets and deferred charges		602	566
Total assets	[1]	9,681	8,164
Liabilities
Current liabilities		871	750
Liabilities held for sale		1	0
Long-term operating lease liabilities		875	865
Other deferred liabilities and credits		376	319
Consolidated Variable Interest Entities
Assets
Cash and cash equivalents		18	19
Short-term investments		3	0
Customers and agents, less allowances		639	639
Inventory, net		3	6
Other current assets		21	7
Licenses		639	649
Property, plant and equipment, net		111	104
Operating lease right-of-use assets		39	44
Other assets and deferred charges		348	346
Total assets		1,821	1,814
Liabilities
Current liabilities		28	32
Long-term operating lease liabilities		36	41
Other deferred liabilities and credits		20	14
Total liabilities		$ 84	$ 87

[1]	The consolidated total assets as of December 31, 2020 and 2019, include assets held by consolidated variable interest entities (VIEs) of $1,060 million and $930 million, respectively, which are not available to be used to settle the obligations of UScellular. The consolidated total liabilities as of December 31, 2020 and 2019, include certain liabilities of consolidated VIEs of $20 million and $22 million, respectively, for which the creditors of the VIEs have no recourse to the general credit of UScellular. See Note 14 — Variable Interest Entities for additional information.